Convertible Preference Shares (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Beginning	$ 56,854	$ 56,854
Change in fair value of convertible preference shares	14,219	2,068	$ (70,063)	$ (59,233)
Preference shares converted into ordinary shares on 19 December 2018		57,914
Translation Difference	423	(1,008)
Ending	71,496	(2,068)	56,854
Series A Preference Shares [Member]
Statement Line Items [Line Items]
Beginning	7,113	7,113
Change in fair value of convertible preference shares	3,219	1,659
Preference shares converted into ordinary shares on 19 December 2018		(8,618)
Translation Difference	39	(154)
Ending	10,371		7,113
Series B Preference Shares [Member]
Statement Line Items [Line Items]
Beginning	9,173	9,173
Change in fair value of convertible preference shares	4,150	2,140
Preference shares converted into ordinary shares on 19 December 2018		(11,113)
Translation Difference	51	(200)
Ending	13,374		9,173
Series C Preference Shares [Member]
Statement Line Items [Line Items]
Beginning	15,608	15,608
Change in fair value of convertible preference shares	6,994	3,574
Preference shares converted into ordinary shares on 19 December 2018		(18,842)
Translation Difference	87	(340)
Ending	22,689		15,608
Series D Preference Shares [Member]
Statement Line Items [Line Items]
Beginning	24,960	24,960
Change in fair value of convertible preference shares	(144)	(5,305)
Preference shares converted into ordinary shares on 19 December 2018		(19,341)
Translation Difference	246	(314)
Ending	$ 25,062		$ 24,960